Land, Property, Plant and Equipment (Details Textual) ¥ in Thousands, $ in Thousands		1 Months Ended		6 Months Ended	12 Months Ended
	Mar. 15, 2015 CNY (¥)	Apr. 15, 2015 CNY (¥)	Feb. 15, 2015 CNY (¥)	Nov. 30, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Jun. 30, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets Held-for-use					¥ 1,277,373	$ 183,980	¥ 3,804,116	¥ 0
Property Plant And Equipment Pledged As Collateral For Short Term Borrowings					3,182,852		4,001,055		$ 458,426
Proceeds from Sale of Property, Plant, and Equipment, Total					33,087	4,766	289,094	35,635
Business Combination, Contingent Consideration, Liability	¥ 300,000									¥ 250,000
Long-term Debt, Current Maturities, Total							175,000
Payment Of Installment			¥ 400,000
Cash Consideration For Sale of Machinery And Equipment		¥ 250,000	¥ 300,000
Additional Penalty Charge	¥ 1,750
Repayment Of Cash Consideration		¥ 300,000
Payment Of Interest And Penalty				¥ 28,000
Instant Repayment Of Cash Consideration							75,000
Accumulated Depreciation, Depletion and Amortization, Property Plant and Equipment, Period Increase (Decrease), Total					530,000	76,300
Accounts Payable, Trade, Current					24,998				$ 3,600
Other General and Administrative Expense					9,037	1,301
Equipment Carry Value Surrendered To Settle Payables					¥ 15,961	$ 2,299
Hainan Yingli [Member]
Property, Plant and Equipment [Line Items]
Business Combination, Contingent Consideration, Liability							¥ 250,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Disposals								405,282
Proceeds from Sale of Property, Plant, and Equipment, Total								¥ 400,000
Remaining Useful Lives Of Leased Assets								7 years
Sale Leaseback Transaction Total Rental Payments								¥ 403,191